Derivative Financial Liabilities (Details) - Schedule of Fair Value of the Earnout Shares - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Sponsor Earn-Out Shares [Abstract]
Stock price (USD) (in Dollars per share)	$ 12.88	$ 8
Expected volatility (%)	25.00%	27.50%
Risk free rate (%)	3.91%	3.98%
Expected term (in years)	4 years 2 months 15 days	5 years 2 months 15 days
Expected dividends (%)	0.31%	0.50%